Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
REVENUES
Total revenues	$ 182,304	$ 175,915	$ 617,082	$ 516,039
Voyage expenses (note 14e)	(87,726)	(83,048)	(277,733)	(249,974)
Vessel operating expenses (note 14b)	(48,539)	(52,161)	(156,726)	(157,808)
Time-charter hire expenses (note 8)	(10,637)	(4,317)	(30,877)	(14,697)
Depreciation and amortization	(31,536)	(29,595)	(92,059)	(88,598)
General and administrative expenses (note 14b)	(8,739)	(8,747)	(27,412)	(27,939)
Gain on sale of vessel (note 16)	0	0	0	170
Restructuring charges	0	(213)	0	(1,195)
(Loss) income from operations	(4,873)	(2,166)	32,275	(24,002)
Interest expense	(16,134)	(15,006)	(49,683)	(41,666)
Interest income	138	250	724	568
Realized and unrealized gain (loss) gain on derivative instruments (note 9)	1,453	596	(1,172)	4,725
Equity income (loss) (note 5)	68	(359)	652	265
Freight tax and other tax expenses (note 11)	(1,435)	(2,050)	(5,688)	(10,014)
Other income (note 10)	933	1,251	1,182	6,074
Net loss	$ (19,850)	$ (17,484)	$ (21,710)	$ (64,050)
Per common share amounts (note 15)
- Basic loss per share	$ (0.07)	$ (0.07)	$ (0.08)	$ (0.24)
- Diluted loss per share	$ (0.07)	$ (0.07)	$ (0.08)	$ (0.24)
Weighted-average number of Class A and Class B common stock outstanding (note 15)
- Basic and diluted	268,990,399	268,558,556	268,887,485	268,470,804
Voyage charter revenues
REVENUES
Total revenues	$ 173,034	$ 152,047	$ 576,256	$ 432,017
Time-charter [Member]
REVENUES
Total revenues	1,909	12,326	6,775	51,820
Other revenues
REVENUES
Total revenues	$ 7,361	$ 11,542	$ 34,051	$ 32,202